Condensed Balance Sheet (Parenthetical) - Coastal Pride Company, Inc [Member] - $ / shares	Sep. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Common stock, par value	$ 1.00	$ 1.00	$ 1.00
Common stock, shares authorized	100,000	100,000	100,000
Common stock, shares issued	1,265	1,265	1,265
Common stock, shares outstanding	1,265	1,265	1,265